Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
27.	SUBSEQUENT EVENTS

The Group evaluated subsequent events for these consolidated financial statements through the date when the financial statements were issued, April 28, 2015.

Disposal of subsidiaries

On February 18, 2015, the Group has closed the sale of the BCG Companies (Note 4(c)).

Debt restructuring

In March 2015, Yakutugol signed amendments to the loan agreements with Raiffeisenbank for the restructuring of the existing overdue credit facilities in the amount of $29,091 which were converted into rubles (1.7 billion Russian rubles) on the date of the agreement. The restructured facility bears interest 1month MosPrime plus 3.4% p.a. According to the amendments, the Group should repay the credit facility by February 2016. The Group paid a penalty fee for the overdue of payments on principal amount and interest on the credit facilities in the amount of $1,245 at the date of the amendments.

In March 2015, HBL entered into an amended agreement with VTB Bank for the total amount of 30 million euro ($31,572 at exchange rate as of the date of the agreement) on refinancing of the existing short-term credit facility. According to the amendments, the Group should repay the revolving credit line by December 2015. The interest rate remained unchanged. The parties agreed to extent the pledge under the amended loan agreement.